Long - Term Debt - Credit Facilities 2 (Details) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 15, 2018 USD ($) Vessel	Dec. 31, 2018 USD ($) Unit Vessel
Line of Credit Facility [Line Items]
Number of vessels owned | Vessel	19	38
Outstanding amount		$ 889,176
$24.5 Million Blue Ocean Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date		Aug. 11, 2017
Line of credit facility maximum borrowing capacity		$ 24,500
Outstanding amount	$ 24,231	$ 23,830
Line of Credit Facility, Expiration Date		Dec. 31, 2020
Line of Credit Facility, Periodic Payment		$ 650
Line of Credit Facility, Number of Repayment Instalments		4
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Date of First Required Payment		Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 21,900
Line of Credit Facility, Interest Rate Description		LIBOR plus a margin
Loan margin percentage		4.00%
Long-Term Debt Principal Amount Bearing Interest		$ 18,830
$65.3 Million ABN AMRO Credit Facility [Member]
Line of Credit Facility [Line Items]
Number of vessels owned | Vessel		2
Line of credit facility issuance date		Aug. 30, 2017
Line of credit facility maximum borrowing capacity		$ 65,300
Outstanding amount	$ 64,254	$ 62,189
Line of Credit Facility, Expiration Date		Dec. 31, 2020
Line of Credit Facility, Periodic Payment		$ 1,125
Line of Credit Facility, Number of Repayment Instalments | Unit		4
Line of Credit Facility, Date of First Required Payment		Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 60,800
Line of Credit Facility, Interest Rate Description		LIBOR plus a margin
$65.3 Million ABN AMRO Credit Facility [Member] | Up to March 31, 2019 [Member]
Line of Credit Facility [Line Items]
Loan margin percentage		3.42%
$65.3 Million ABN AMRO Credit Facility [Member] | From March 31, 2019 and Afterwards [Member]
Line of Credit Facility [Line Items]
Loan margin percentage		3.50%